Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	[1]	$ 12,487	$ 11,419	$ 11,169
Amortisation, intangible assets other than goodwill	[2]	1,827	1,701	$ 1,438
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		4,323	4,156
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets		8,164	7,263
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets		6,895	6,166
Capitalisation, intangible assets other than goodwill		2,306	2,663
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		285
Impairment loss recognised in profit or loss, intangible assets other than goodwill			125
Amortisation, intangible assets other than goodwill		$ 1,877	$ 1,447

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.